04.30 Fidelity Short Duration High Income Fund AMCI PRO-04 | Fidelity® Short Duration High Income Fund
Fund Summary Fund/Class: Fidelity® Short Duration High Income Fund/Fidelity Advisor® Short Duration High Income Fund A, M, C, I
Investment Objective
The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 31 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCI PRO-04 - Fidelity® Short Duration High Income Fund	Fidelity Short Duration High Income Fund-Class A		Fidelity Short Duration High Income Fund-Class M		Fidelity Short Duration High Income Fund-Class C		Fidelity Short Duration High Income Fund - Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%		1.00%		1.00%		1.00%
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCI PRO-04 - Fidelity® Short Duration High Income Fund		Fidelity Short Duration High Income Fund-Class A	Fidelity Short Duration High Income Fund-Class M	Fidelity Short Duration High Income Fund-Class C	Fidelity Short Duration High Income Fund - Class I
Management fee		0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees		0.25%	0.25%	1.00%	none
Other expenses		0.41%	0.41%	0.44%	0.40%
Total annual operating expenses		1.22%	1.22%	2.00%	0.96%
Fee waiver and/or expense reimbursement	[1]	0.17%	0.17%	0.20%	0.16%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.05%	1.05%	1.80%	0.80%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, and 0.80%. These arrangements will remain in effect through June 30, 2018. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCI PRO-04 - Fidelity® Short Duration High Income Fund - USD ($)	Fidelity Short Duration High Income Fund-Class A	Fidelity Short Duration High Income Fund-Class M	Fidelity Short Duration High Income Fund-Class C	Fidelity Short Duration High Income Fund - Class I
1 year	$ 503	$ 503	$ 283	$ 82
3 years	753	753	605	287
5 years	1,025	1,025	1,056	513
10 years	$ 1,801	$ 1,801	$ 2,308	$ 1,161

Hold Shares
Expense Example, No Redemption {- Fidelity® Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCI PRO-04 - Fidelity® Short Duration High Income Fund - USD ($)	Fidelity Short Duration High Income Fund-Class A	Fidelity Short Duration High Income Fund-Class M	Fidelity Short Duration High Income Fund-Class C	Fidelity Short Duration High Income Fund - Class I
1 Year	$ 503	$ 503	$ 183	$ 82
3 Years	753	753	605	287
5 Years	1,025	1,025	1,056	513
10 Years	$ 1,801	$ 1,801	$ 2,308	$ 1,161

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Normally investing primarily in securities rated BB or B by Standard & Poor's (S&P), Ba or B by Moody's Investors Service (Moody's), comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by Fidelity Management & Research Company (FMR) to be of comparable quality.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Normally maintaining an average duration of three years or less.
  Investing in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities, and in investment-grade corporate bonds and other corporate debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Floating Rate Loan Trading. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	3.74%	September 30, 2016
Lowest Quarter Return	-3.36%	September 30, 2015
Year-to-Date Return	1.53%	March 31, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCI PRO-04 - Fidelity® Short Duration High Income Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Short Duration High Income Fund-Class A			Nov. 05, 2013
Fidelity Short Duration High Income Fund-Class A | Return Before Taxes	5.93%	0.76%
Fidelity Short Duration High Income Fund-Class A | After Taxes on Distributions	4.02%	(0.89%)	Nov. 05, 2013
Fidelity Short Duration High Income Fund-Class A | After Taxes on Distributions and Sales	3.30%	(0.19%)	Nov. 05, 2013
Fidelity Short Duration High Income Fund-Class M			Nov. 05, 2013
Fidelity Short Duration High Income Fund-Class M | Return Before Taxes	5.93%	0.76%
Fidelity Short Duration High Income Fund-Class C			Nov. 05, 2013
Fidelity Short Duration High Income Fund-Class C | Return Before Taxes	8.53%	1.31%
Fidelity Short Duration High Income Fund - Class I			Nov. 05, 2013
Fidelity Short Duration High Income Fund - Class I | Return Before Taxes	10.62%	2.32%
The BofA Merrill Lynch℠ 1-5 Year BB-B US Cash Pay High Yield Constrained Index(reflects no deduction for fees, expenses,or taxes)	12.23%	3.64%
Fidelity Short Duration High Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)	11.08%	3.52%
[1]	From November 5, 2013

04.30 Fidelity Short Duration High Income Fund AMCI PRO-04 | Fidelity® Short Duration High Income Fund | Fidelity Short Duration High Income Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
04.30 Fidelity Short Duration High Income Fund AMCI PRO-04 | Fidelity® Short Duration High Income Fund | Fidelity Short Duration High Income Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
04.30 Fidelity Short Duration High Income Fund AMCI PRO-04 | Fidelity® Short Duration High Income Fund | Fidelity Short Duration High Income Fund-Class C
On Class C shares redeemed less than one year after purchase.